DISTRIBUTIONS TO STAPLED UNITHOLDERS (Details) - CAD CAD / shares in Units, CAD in Thousands				12 Months Ended
	Mar. 15, 2018	Feb. 15, 2018	Jan. 16, 2018	Dec. 31, 2017	Dec. 31, 2016
Distributions to stapled unitholders
Distributions paid				CAD 123,568	CAD 114,754
Stapled Unitholders' Equity
Distributions to stapled unitholders
Distributions declared per stapled unit				CAD 2.61	CAD 2.43
Distributions paid				CAD 123,058	CAD 114,293
Stapled Unitholders' Equity | Distributions declared
Distributions to stapled unitholders
Distributions paid	CAD 10,500	CAD 10,600	CAD 10,600